Annual Operating Expenses {- Contrafund® Portfolio} - 02.28 VIP Contrafund Portfolio Investor PRO-11 - Contrafund® Portfolio - VIP Contrafund Portfolio-Investor VIP	Apr. 30, 2021
Operating Expenses:
Management fee	0.53%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.16%
Total annual operating expenses	0.69%